Note 10 - Convertible and Non-convertible Promissory Notes 1 (Details Textual) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 03, 2026	May 29, 2025	Jan. 21, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 05, 2025	Apr. 28, 2025	Oct. 11, 2024	Oct. 01, 2024	Apr. 01, 2024
Long-Term Debt						$ 6,161,000	$ 26,480,000
Convertible Debt, Fair Value Adjustment				$ (2,363,000)	$ 806,000	(3,967,000)	67,000
Gain (Loss) on Debt Settlements				5,257,000	(0)
Stock Issued During Period, Value, New Issues					60,000	60,000
Debt Instrument, Unamortized Discount						(0)	1,239,000
Amortization of Debt Discount (Premium)				$ 50,000	1,400,000	$ 2,022,000	$ 891,000
Common Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from Issuance of Debt				$ 600,000	492,000	$ 2,377,000	$ 6,782,000
Subscription Agreements [Member] | Series C Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	2,625
Stock Issued During Period, Value, New Issues	$ 1,800,000
Shares Issued, Price Per Share (in dollars per share)	$ 1,000
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.1
Senior Convertible Note [Member]
Long-Term Debt				800,000		800,000
Debt Instrument, Interest Rate, Stated Percentage										12.00%		7.00%
Convertible Debt, Fair Value Adjustment				67,000.000	800,000	700,000	(700,000)
Long-Term Debt, Gross						700,000	$ 2,200,000
Debt Instrument, Face Amount								$ 142,857					$ 2,160,000
Senior Convertible Note [Member] | Senior Convertible Notes Converted Into Preferred Stock [Member]
Debt Conversion, Converted Instrument, Amount				0	2,058
OID Notes [Member]
Convertible Debt, Fair Value Adjustment				$ 2,300,000	0	1,400,000
Debt Instrument, Original Issue Discount		20.00%		20.00%
Debt Instrument, Original Issue Discount, Percentage Increase		5.00%		5.00%
Long-Term Debt, Gross				$ 100,000		5,600,000
Interest Expense, Debt						2,000,000
OID Notes [Member] | Conversion of Debt Into Series D Convertible Preferred Stock [Member]
Debt Conversion, Converted Instrument, Amount				$ 5,800,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)				7,583
Debt Conversion, Original Debt, Amount				$ 10,800,000
Gain (Loss) on Debt Settlements				5,100,000
OID Notes [Member] | Conversion of Debt Into Series E Convertible Preferred Stock [Member]
Debt Conversion, Converted Instrument, Amount				$ 500,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)				684
Debt Conversion, Original Debt, Amount				$ 700,000
Gain (Loss) on Debt Settlements				200,000
Convertible and Non-convertible Promissory Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Original Issue Discount			20.00%
Long-Term Debt, Gross	$ 1,000,000			7,100,000		6,200,000
Debt Instrument, Accrued Interest	$ 100,000			$ 1,200,000		$ 200,000
Interest Expense, Debt					$ 2,200,000
Convertible and Non-convertible Promissory Notes [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage				9.00%
Convertible and Non-convertible Promissory Notes [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage				25.00%
March 2026 Restructuring [Member]
Gains (Losses) on Restructuring of Debt				$ (1,706,000)
Proceeds from Issuance of Debt				600,000
Secured Promissory Notes Sold in Subscription Agreements [Member]
Debt Instrument, Original Issue Discount	20.00%
Debt Instrument, Face Amount	$ 1,960,000
Long-Term Debt, Fair Value	1,610,000
Debt Instrument, Unamortized Discount	360,000
Amortization of Debt Discount (Premium)				$ 49,691
Proceeds from Issuance of Debt Expected	1,000,000
Proceeds from Issuance of Debt	600,000
Debt Instrument, Covenant, Capital Raise	$ 5,000,000
Debt Instrument, Covenant, Percentage of Membership Interest Pledged				100.00%